Paradigm Select Fund
		Schedule of Investments
		September 30, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
32,200	Ducommun Incorporated *		$ 1,277,052	1.47%

Communications Equipment, NEC
27,400	Lumentum Holdings Inc. *		1,878,818	2.16%

Electrical Work
37,400	EMCOR Group Inc.		4,318,952	4.97%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *		1,439,832	1.66%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.		792,899	0.91%

General Industrial Machinery & Equipment
12,200	Regal Rexnord Corp.		1,712,392
82,400	Zurn Elkay Water Solutions Corp.		2,018,800
			3,731,192	4.29%

Industrial Instruments For Measurement, Display, and Control
22,900	MKS Instruments, Inc.		1,892,456	2.18%

Industrial Organic Chemicals
25,700	Sensient Technologies Corporation		1,782,038	2.05%

Instruments For Measurement & Testing of Electricity & Electric Signals
35,600	Teradyne, Inc.		2,675,340	3.08%

Laboratory Analytical Instruments
33,300	PerkinElmer Inc.		4,006,989	4.61%

Measuring & Controlling Devices, NEC
18,900	Onto Innovation Inc. *		1,210,545	1.39%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
33,200	Summit Materials, Inc. - Class A *		795,472	0.92%

Miscellaneous Manufacturing Industries
14,600	Hillenbrand, Inc.		536,112	0.62%

Optical Instruments & Lenses
30,300	Coherent Corp. *		1,055,955	1.22%

Plastics Products
9,900	Entegris, Inc.		821,898	0.95%

Printed Circuit Boards
33,100	Jabil Circuit, Inc.		1,910,201	2.20%

Retail - Catalog & Mail-Order Houses
11,000	Insight Enterprises, Inc. *		906,510	1.04%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *		138,422	0.16%

Retail - Family Clothing Stores
68,000	American Eagle Outfitters, Inc.		661,640	0.76%

Retail - Lumber & Other Building Materials Dealers
81,300	Builders FirstSource, Inc. *		4,790,196	5.51%

Retail - Radio, TV & Consumer Electronics Stores
40,700	Best Buy Co., Inc.		2,577,938	2.97%

Retail - Retail Stores, NEC
14,900	IAC/InterActiveCorp.		825,162	0.95%
Retail - Shoe Stores
74,800	Foot Locker, Inc.		2,328,524	2.68%

Search, Detection, Navigation, Guidance, Aeronautical Systems
18,100	Garmin Ltd. (Switzerland)		1,453,611	1.67%

Semiconductors & Related Devices
43,200	FormFactor, Inc. *		1,082,160
107,900	Kulicke & Soffa Industries Inc. (Singapore)		4,157,387
75,700	Marvell Technology, Inc.		3,248,287
44,800	MaxLinear, Inc. *		1,461,376
12,800	Qorvo, Inc. *		1,016,448
25,000	Skyworks Solutions, Inc.		2,131,750
			13,097,408	15.07%

Services - Help Supply Services
98,825	Kelly Services, Inc. - Class A		1,343,032
75,200	Kforce Inc.		4,410,480
			5,753,512	6.62%

Services - Medical Laboratories
62,600	Natera, Inc. *		2,743,132	3.16%

Services - Prepackaged Software
1,809	Black Knight, Inc. *		117,097
11,100	Consensus Cloud Solutions Inc. *		525,030
32,100	Progress Software Corporation		1,365,855
			2,007,982	2.31%

Services - Skilled Nursing Care Facilities
17,600	The Ensign Group, Inc.		1,399,200	1.61%

Steel Pipe & Tubes
15,750	ATI, Inc. *		419,107	0.48%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation		429,732	0.49%

Surgical & Medical Instruments & Apparatus
103,400	Globus Medical, Inc. - Class A *		6,159,538	7.09%

Telephone & Telegraph Apparatus
10,700	Fabrinet * (Thailand)		1,021,315	1.18%

Title Insurance
5,900	Fidelity National Financial, Inc.		213,580	0.25%

Wholesale - Computers & Peripheral Equipment & Software
23,800	TD SYNNEX Corporation		1,932,322	2.22%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
22,600	EnerSys		1,314,642
7,800	WESCO International Inc. *		931,164
			2,245,806	2.58%

Wholesale - Lumber & Other Construction Materials
43,300	Boise Cascade Company		2,574,618	2.96%

Total for Common Stocks (Cost $81,073,499)			83,805,006	96.44%

REAL ESTATE INVESTMENT TRUSTS
8,400	Mid-America Apartment Communities Inc.		1,302,588	1.50%
Total for Real Estate Investment Trusts (Cost $924,583)

MONEY MARKET FUNDS
1,183,326	SEI Daily Income Trust Government Fund CL F 2.60% **		1,183,326	1.36%
Total for Money Market Funds (Cost $1,183,326)

Total Investment Securities			86,290,920	99.30%
	(Cost $83,181,408)

Other Assets in Excess of Liabilities			608,676	0.70%

Net Assets			$ 86,899,596	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2022, was $83,181,408. At September 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 17,623,057
	Unrealized Depreciation		(14,513,545)
	Unrealized Appreciation		$ 3,109,512

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Committee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 83,805,006	$ -	$ -	$ 83,805,006
Real Estate Investment Trusts	1,302,588	-	-	1,302,588
Money Market Funds	1,183,326	-	-	1,183,326
Total	$ 86,290,920	$ -	$ -	$ 86,290,920

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2022.